Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Variable annuity contracts with guarantees and other (Details) - Variable annuities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
In the event of death
Variable annuity contracts with guarantees
Separate account value	$ 3,174	$ 2,908
Net amount at risk	$ 308	$ 373
Average attained age of contractholders (in years)	72 years	71 years
Liability for guarantees related to income benefits
Variable annuity contracts with guarantees
Separate account value	$ 925	$ 848
Net amount at risk	140	173
For cumulative periodic withdrawals
Variable annuity contracts with guarantees
Separate account value	178	190
Net amount at risk	12	13
Guaranteed accumulation benefits
Variable annuity contracts with guarantees
Separate account value	93	123
Net amount at risk	$ 11	$ 15
Weighted average waiting period until guarantee date (in years)	3 years	4 years